Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses

Accounts receivable consisted of the following as of the date indicated:

	March 31, 2025	December 31, 2024

Accounts receivable	$65,430	36,738
Less: allowance for credit losses	(654)	(367)
Total accounts receivable, net	$64,776	36,371

Accounts receivable consisted of the following as of the date indicated:

	December 31, 2024	December 31, 2023

Accounts receivable	$36,738	47,530
Less: allowance for credit losses	(367)	(532)
Total accounts receivable, net	$36,371	46,998

Schedule of Expected Credit Losses

Expected credit losses (reversal) provision consisted for the following as of the dated indicated:

	March 31, 2025	December 31, 2024

Balance – January 1	$367	532
Expected credit losses (reversal) provision	287	(165)
Balance – March 31	$654	367

Expected credit losses (reversal) provision consisted for the following as of the dated indicated:

	December 31, 2024	December 31, 2023

Balance – January 1	$532	2,914
Expected credit losses (reversal) provision	(165)	(2,382)
Balance – December 31	$367	532

Schedule of Plant, Property and Equipment Estimated Lives Under Straight - line Method
Computer and office equipment	5 - 10 years
Decoration and renovation	5 - 10 years

Computer and office equipment	5 - 10 years
Decoration and renovation	5 - 10 years

Schedule of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the three months ended March 31, 2025 and 2024, is as follows:

	Gross UTB
	2025	2024
Balance – January 1
Foreign exchange adjustment
Balance – March 31	$-	$-

A reconciliation of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the year ended December 31, 2024 and 2023, is as follows:

	Gross UTB
	2024	2023
Balance – January 1
Foreign exchange adjustment
Balance – December 31	$-	$-

Schedule of Reconciliations of Basic and Diluted Loss Per Share

The following table presents a reconciliation of basic and diluted loss per share for the three months ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024

Net loss	$(338,871)	$(1,462,756)

Weighted average shares outstanding – Basic and Diluted *	9,780,576	2,236,514

Net loss per share of common stock
Basic and Diluted	$(0.03)	$(0.65)

*	Including 501,500 and 0 shares that were granted and vested but not yet issued for the three months ended March 31, 2025 and 2024, respectively.

The following table presents a reconciliation of basic and diluted loss per share for the years ended December 31, 2024 and 2023:

	2024	2023

Net loss	$(5,561,705)	$(7,723,257)

Weighted average shares outstanding – Basic and Diluted *	3,765,727	1,556,555

Net loss per share of common stock
Basic and Diluted	$(1.48)	$(4.96)

*	Including 1,500 and 0 shares that were granted and vested but not yet issued for the years ended December 31, 2024 and 2023, respectively.

Schedule of Concentration Credit Risk

The following table sets forth information as to the Company’s customers that accounted for 10% or more of the Company’s sales and accounts receivable for the three months ended March 31, 2025 and 2024.

Three Months Ended March 31, 2025		As of March 31, 2025
Customer	Percentage of Total Sales	Percentage of accounts receivable
A	2%	14%

Three Months Ended March 31, 2024		As of March 31, 2024
Customer	Percentage of total Sales	Percentage of accounts receivable
A	7%	81%

Three Months Ended March 31, 2025		As of March 31, 2025		As of March 31, 2025
Supplier	Percentage of Total Purchase	Supplier	Balance of Accounts Payable	Balance of Advance to Supplier
A	11%	A	100,428	-
B	-%	B	-	-
C	3%	C	44,882	-

Three Months Ended March 31, 2024		As of March 31, 2024		As of March 31, 2024
Supplier	Percentage of Total Purchase	Supplier	Balance of Accounts Payable	Balance of Advance to Supplier
A	7%	A	-	-
B	10%	B	43,803	12,532
C	10%	C	134,389	-

The following table sets forth information as to the Company’s customers that accounted for 10% or more of the Company’s sales and accounts receivable for the years ended December 31, 2024 and 2023.

Year Ended December 31, 2024		As of December 31, 2024
Customer	Percentage of Total Sales	Percentage of accounts receivable
A	2%	41%
B	0%	27%
C	0%	0%
D	0%	0%

Year Ended December 31, 2023		As of December 31, 2023
Customer	Percentage of total Sales	Percentage of accounts receivable
A	2%	17%
B	0%	0%
C	1%	20%
D	18%	0%

The following table sets forth information as to the Company’s suppliers that accounted for 10% or more of the Company’s total purchases, accounts payable and advance to suppliers for the years ended December 31, 2024 and 2023.

Year Ended December 31, 2024		As of December 31, 2024		As of December 31, 2024
Supplier	Percentage of Total Purchase	Supplier	Balance of Accounts Payable	Balance of Advance to Supplier
A	16%	A	192,363	-
B	7%	B	128,141	-

Year Ended December 31, 2023		As of December 31, 2023		As of December 31, 2023
Supplier	Percentage of Total Purchase	Suppler	Balance of Accounts Payable	Balance of Advance to Supplier
A	15%	A	75,842	-
B	21%	B	190,810	-

Schedule of Exchange Rates

Translation of amounts from RM into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
March 31, 2025	RM 4.44 to 1
December 31, 2024	RM 4.47 to 1

Income Statement and cash flow items
For the three months ended March 31, 2025	RM 4.45 to 1
For the three months ended March 31, 2024	RM 4.72 to 1

Translation of amounts from RM into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
December 31, 2024	RM 4.47 to 1
December 31, 2023	RM 4.59 to 1

Income Statement and cash flow items
For the year ended December 31, 2024	RM 4.57 to 1
For the year ended December 31, 2023	RM 4.56 to 1